Parent company accounts - Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
Interest and similar income	£ 5,672	£ 6,006	£ 8,085
Interest and similar expense	(2,599)	(2,846)	(4,178)
Net interest income	3,073	3,160	3,907
Fee and commission income	8,581	7,417	7,664
Fee and commission expense	(1,994)	(1,758)	(1,992)
Net fee and commission income	6,587	5,659	5,672
Net trading income	5,788	7,076	4,073
Net investment income	(80)	(121)	420
Other income	40	4	79
Total income	15,408	15,778	14,151
Credit impairment releases/(charges)	277	(3,377)	(1,202)
Net operating income	15,685	12,401	12,949
Staff costs	(4,456)	(4,365)	(4,565)
Infrastructure costs	(1,054)	(816)	(835)
Administration and general expenses	(4,375)	(4,202)	(4,318)
Litigation and conduct	(154)	(76)	(264)
Total operating expenses	(10,039)	(9,459)	(9,982)
Share of post-tax results of associates and joint ventures	4	7	57
(Loss)/ profit on disposal of subsidiaries, associates and joint ventures	(12)	126	88
Profit before tax	5,638	3,075	3,112
Taxation	(880)	(624)	(332)
Profit after tax	4,758	2,451	2,780
Attributable to:
Equity holders of the parent	4,127	1,774	2,120
Other equity instrument holders	631	677	660
Total equity holders of the parent	4,758	2,451	2,780
Barclays Bank PLC
Condensed Statement of Income Captions [Line Items]
Interest and similar income	4,190	4,016	5,866
Interest and similar expense	(3,096)	(3,059)	(4,729)
Net interest income	1,094	957	1,137
Fee and commission income	4,272	3,770	4,226
Fee and commission expense	(2,728)	(3,177)	(3,045)
Net fee and commission income	1,544	593	1,181
Net trading income	4,575	6,066	3,679
Net investment income	1,123	574	1,225
Other income	4	130	59
Total income	8,340	8,320	7,281
Credit impairment releases/(charges)	414	(1,577)	(235)
Net operating income	8,754	6,743	7,046
Staff costs	(1,598)	(1,623)	(1,826)
Infrastructure costs	(409)	(154)	(161)
Administration and general expenses	(3,158)	(3,154)	(3,019)
Litigation and conduct	(140)	(60)	(154)
Total operating expenses	(5,305)	(4,991)	(5,160)
Share of post-tax results of associates and joint ventures	0	2	0
(Loss)/ profit on disposal of subsidiaries, associates and joint ventures	94	401	132
Profit before tax	3,543	2,155	2,018
Taxation	63	(21)	391
Profit after tax	3,606	2,134	2,409
Attributable to:
Equity holders of the parent	2,811	1,305	1,570
Other equity instrument holders	795	829	839
Total equity holders of the parent	£ 3,606	£ 2,134	£ 2,409